Consolidated Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 119.7%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	11,080,510	$10,997,895 (a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,115,820	3,143,750
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,169,880	13,617,590
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	43,000,200	47,111,884 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	6,541,110	6,703,368 (b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,151,975	2,209,647 (c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	7,647,200	6,229,627
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	13,615,305	12,158,157
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	13,475,218	10,540,261
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	9,776,160	6,310,665 (a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	5,643,000	3,407,511
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,902,456	1,679,055
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	9,285,150	9,126,576 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	18,244,650	17,826,351
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	13,924,545	13,569,898 (a)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	39,388,934	38,391,493 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	14,376,000	13,862,602
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	9,312,894	8,975,837 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	8,901,840	8,494,669 (a)
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	3,821,070	3,663,305
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,221,120	1,126,571
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	7,933,660	7,073,394 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	11,285,504	10,739,725 (a)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	3,066,210	3,057,367

Total U.S. Treasury Inflation Protected Securities (Cost — $274,193,416)				260,017,198
Corporate Bonds & Notes — 13.7%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	40,000	39,280

Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Sands China Ltd., Senior Notes	5.400%	8/8/28	600,000	599,032
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	179,351
Sands China Ltd., Senior Notes	4.375%	6/18/30	420,000	396,582
Sands China Ltd., Senior Notes	3.250%	8/8/31	400,000	345,589

Total Consumer Discretionary				1,520,554
Energy — 6.5%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	3,000	2,968
Oil, Gas & Consumable Fuels — 6.5%
Apache Corp., Senior Notes	4.250%	1/15/44	440,000	329,722
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	288,909
Chevron USA Inc., Senior Notes	3.900%	11/15/24	200,000	199,488
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	440,000	458,854 (d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	430,000	439,781
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	$1,108,859
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	40,077
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	113,848
EQT Corp., Senior Notes	5.000%	1/15/29	440,000	442,493
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	3,105,801
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	251,120
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	110,995
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	773,280
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,390,806
ONEOK Inc., Senior Notes	5.800%	11/1/30	410,000	433,327
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	510,000	517,749
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,600,000	1,539,182 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	470,000	437,425
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,352,740
YPF SA, Senior Notes	8.500%	7/28/25	800,000	801,410 (e)
Total Oil, Gas & Consumable Fuels				14,135,866

Total Energy				14,138,834
Financials — 1.6%
Banks — 1.2%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	309,532 (f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	2,440,000	2,339,648 (f)
Total Banks				2,649,180
Financial Services — 0.4%
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	1,010,000	833,563 (d)(f)

Total Financials				3,482,743
Health Care — 1.0%
Pharmaceuticals — 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,520,000	1,377,812 (d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	722,728 (d)

Total Health Care				2,100,540
Industrials — 1.0%
Aerospace & Defense — 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,135
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,251,020

Total Industrials				2,260,155
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	309,456 (d)

Materials — 2.8%
Metals & Mining — 2.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	783,078 (d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	478,104 (d)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	547,299
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	$793,780
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,140,744 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	196,477 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	780,897 (d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	700,000	676,135
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	663,947

Total Materials				6,060,461
Total Corporate Bonds & Notes (Cost — $32,767,655)				29,912,023
Collateralized Mortgage Obligations(g) — 7.8%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,083,589	509,523
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	219,723	218,101 (d)
BANK, 2021-BN32 XA, IO	0.878%	4/15/54	2,607,984	92,813 (f)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.136%	9/15/54	4,193,669	193,162 (f)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.884%	7/15/35	1,250,000	1,232,113 (d)(f)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	7.241%	8/15/41	390,000	390,314 (d)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.443%	2/15/39	508,688	501,377 (d)(f)
BX Trust, 2021-ARIA D (1 mo. Term SOFR + 2.010%)	7.347%	10/15/36	850,000	832,147 (d)(f)
BX Trust, 2022-CLS A	5.760%	10/13/27	460,000	462,216 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	6.353%	2/15/38	291,691	283,060 (d)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	300,000	288,327
Chase Mortgage Finance Trust, 2007-A1 2A3	6.681%	2/25/37	1,193	1,111 (f)
Citigroup Commercial Mortgage Trust, 2016-C3 A3	2.896%	11/15/49	101,598	97,392
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	200,000	205,402 (d)(f)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	430,000	455,137 (d)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	91,049	89,554 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.423%	6/25/30	1,585,789	98,752 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	78,888	1,322
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	234,831	4,844
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.763%	1/25/50	440,000	460,654 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.249%	4/25/42	600,000	622,030 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	8.699%	5/25/42	240,000	252,104 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	7.299%	2/25/44	460,000	463,880 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA2 A1 (30 Day Average SOFR + 1.250%)	6.599%	5/25/44	330,759	331,304 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	442,688	428,017 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.463%	5/25/30	440,000	474,187 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.563%	9/25/31	206,662	218,063 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.563%	7/25/39	293,475	306,361 (d)(f)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.713%	1/25/40	350,000	$363,146 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.449%	10/25/41	330,000	339,764 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.298%	6/25/42	211,965	219,005 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	7.149%	2/25/44	250,000	251,745 (d)(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,070,547	11 (f)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.030%	3/16/49	101,164	8 (f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	622,962	2,119 (f)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.682%	1/16/54	1,409,700	34,155 (f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.156%	2/16/48	96,638	323 (f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	528,533	13,299 (f)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.601%	10/16/56	5,203,372	116,668 (f)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.266%	3/16/52	3,737,070	32,825 (f)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.439%	9/16/57	4,977,635	110,496 (f)
GSR Mortgage Loan Trust, 2004-11 1A1	7.344%	9/25/34	19,587	19,750 (f)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.384%	5/15/38	170,000	168,258 (d)(f)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	11.348%	10/25/33	290,000	313,792 (d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	540,000	144,574 (d)(f)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.252%	4/15/38	377,494	374,865 (d)(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	741,399 (d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	258,333	245,709 (d)(f)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	655,407	551,558 (d)(f)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	551,842	560,511 (d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	30,978	11,885
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	6.261%	10/15/34	830,000	814,663 (d)(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.762%	11/25/60	950,000	849,160 (d)(f)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	712,208	645,548 (d)(f)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000	199,902 (d)(f)
Verus Securitization Trust, 2023-8 B1	8.128%	12/25/68	290,000	293,862 (d)(f)

Total Collateralized Mortgage Obligations (Cost — $19,000,016)				16,932,267
Non-U.S. Treasury Inflation Protected Securities — 3.3%
Brazil — 1.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	5,329,931 BRL	939,941
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	15,687,693 BRL	2,757,632
Total Brazil				3,697,573
United Kingdom — 0.6%
United Kingdom Inflation-Linked Gilt, Bonds	0.125%	3/22/68	1,550,830 GBP	1,296,895
Uruguay — 1.0%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	81,492,330 UYU	2,146,203

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $8,895,034)				7,140,671
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 2.8%
Brazil — 0.2%
Brazil Letras do Tesouro Nacional, Bills	0.000%	1/1/26	1,914,000 BRL	$292,582
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000 BRL	164,855
Total Brazil				457,437
Chile — 1.0%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,060,000,000 CLP	2,164,339
Mexico — 1.0%
Mexican Bonos, Bonds	8.000%	11/7/47	16,190,000 MXN	671,005
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,480,000	1,449,781
Total Mexico				2,120,786
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	186,778 (d)
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	90,000,000 INR	1,100,159

Total Sovereign Bonds (Cost — $7,380,481)				6,029,499
Asset-Backed Securities — 0.3%
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. Term SOFR + 0.294%)	5.631%	7/15/35	142,902	138,496 (f)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. Term SOFR + 1.014%)	6.292%	8/25/34	484,240	487,505 (f)

Total Asset-Backed Securities (Cost — $617,830)				626,001
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	71,758	74,099
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	81,756	85,151

Total Mortgage-Backed Securities (Cost — $157,565)				159,250
Total Investments before Short-Term Investments (Cost — $343,011,997)				320,816,909
			Shares
Short-Term Investments — 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,986,662)	5.235%		4,986,662	4,986,662 (h)(i)
Total Investments — 150.0% (Cost — $347,998,659)				325,803,571
Liabilities in Excess of Other Assets — (50.0)%				(108,604,600)
Total Net Assets — 100.0%				$217,198,971

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $4,986,662 and the cost was $4,986,662 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CLP	—	Chilean Peso
GBP	—	British Pound
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
UYU	—	Uruguayan Peso
At August 31, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	5.450%	6/5/2024	9/5/2024	$108,494,789	U.S. Treasury Inflation Protected Securities	$111,530,369

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Copper	91	12/24	$9,833,801	$9,581,162	$(252,639)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

 Western Asset Inflation-Linked Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	17	12/24	$1,941,733	$1,930,562	$11,171
U.S. Treasury Long-Term Bonds	62	12/24	7,685,955	7,633,750	52,205
U.S. Treasury Ultra Long-Term Bonds	37	12/24	4,949,065	4,881,688	67,377
					130,753
Net unrealized depreciation on open futures contracts					$(121,886)
At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,943,359	USD	520,377	Goldman Sachs Group Inc.	9/4/24	$1,628
BRL	2,943,359	USD	520,264	Goldman Sachs Group Inc.	9/4/24	1,741
USD	520,377	BRL	2,943,359	Goldman Sachs Group Inc.	9/4/24	(1,628)
USD	535,546	BRL	2,943,359	Goldman Sachs Group Inc.	9/4/24	13,540
BRL	2,943,359	USD	533,852	Goldman Sachs Group Inc.	10/2/24	(13,553)
EUR	97,427	USD	105,982	Bank of America N.A.	10/18/24	1,958
INR	170,167,778	USD	2,031,830	Citibank N.A.	10/18/24	(6,216)
JPY	200,702,112	USD	1,267,591	Citibank N.A.	10/18/24	115,115
USD	1,283,452	JPY	200,702,112	Citibank N.A.	10/18/24	(99,254)
MYR	8,757,521	USD	1,874,670	Goldman Sachs Group Inc.	10/18/24	157,747
USD	1,365,286	GBP	1,063,426	Goldman Sachs Group Inc.	10/18/24	(31,837)
USD	1,884,959	MYR	8,757,521	Goldman Sachs Group Inc.	10/18/24	(147,457)
MXN	99,776,086	USD	5,462,065	JPMorgan Chase & Co.	10/18/24	(433,611)
USD	2,247,578	CLP	2,055,477,440	Morgan Stanley & Co. Inc.	10/18/24	(433)
USD	25,501	IDR	415,428,793	Morgan Stanley & Co. Inc.	10/18/24	(1,325)
Net unrealized depreciation on open forward foreign currency contracts						$(443,585)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$6,516,000	6/20/29	5.000% quarterly	$466,067	$415,855	$50,212
Markit CDX.NA.IG.42 Index	42,541,000	6/20/29	1.000% quarterly	943,243	861,511	81,732
Total	$49,057,000			$1,409,310	$1,277,366	$131,944

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$2,142,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$30,320	—	$30,320

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$260,017,198	—	$260,017,198
Corporate Bonds & Notes	—	29,912,023	—	29,912,023
Collateralized Mortgage Obligations	—	16,932,267	—	16,932,267
Non-U.S. Treasury Inflation Protected Securities	—	7,140,671	—	7,140,671
Sovereign Bonds	—	6,029,499	—	6,029,499
Asset-Backed Securities	—	626,001	—	626,001
Mortgage-Backed Securities	—	159,250	—	159,250
Total Long-Term Investments	—	320,816,909	—	320,816,909
Short-Term Investments†	$4,986,662	—	—	4,986,662
Total Investments	$4,986,662	$320,816,909	—	$325,803,571
Other Financial Instruments:
Futures Contracts††	$130,753	—	—	$130,753
Forward Foreign Currency Contracts††	—	$291,729	—	291,729
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	131,944	—	131,944
OTC Total Return Swaps	—	30,320	—	30,320
Total Other Financial Instruments	$130,753	$453,993	—	$584,746
Total	$5,117,415	$321,270,902	—	$326,388,317

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$252,639	—	—	$252,639
Forward Foreign Currency Contracts††	—	$735,314	—	735,314
Total	$252,639	$735,314	—	$987,953

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at November 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,912,398	$75,384,214	75,384,214	$78,309,950	78,309,950

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$203,681	—	$4,986,662

Western Asset Inflation-Linked Income Fund 2024 Quarterly Report